Organization and Summary of Significant Accounting Policies (Details) - Subsidiary	12 Months Ended
Dec. 31, 2015
Name of consolidated subsidiary or entity	Magnolia Solar Inc.
State or other jurisdiction of incorporation or organization	Delaware,U.S.A.
Date of incorporation or formation (date of acquisition, if applicable)	Jan. 08, 2008
Attributable interest at December 31, 2015 and December 31, 2014	100.00%